Related Party Transactions - Narrative Part 5 (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 20, 2014	Feb. 20, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014
Satellite and Tracking Stock Transaction
Related Party Transaction [Line Items]
Percentage of economic interest in the Hughes Retail Group	80.00%	80.00%
EchoStar | Satellite and Tracking Stock Transaction
Related Party Transaction [Line Items]
Liabilities Transferred								$ 44,540
Related Party Transactions Historical Cost of Tracking Stock	$ 229,000	$ 229,000
NagraStar
Related Party Transaction [Line Items]
Purchases from NagraStar			$ 18,782	$ 24,524	$ 37,884	$ 47,022	$ 89,195	84,636	$ 91,712
Amounts payable to NagraStar			18,311	19,362	18,311	19,362	19,362	14,819
Commitments to NagraStar			$ 844	$ 1,532	$ 844	$ 1,532	$ 1,532	$ 12,368
EchoStar and HSSC | Satellite and Tracking Stock Transaction
Related Party Transaction [Line Items]
Liabilities Transferred	59,000	59,000
Cash in exchange for shares of series of preferred tracking stock issued	11,000	11,000
Capital transaction	356,000	356,000
Cash in Exchange of Shares Issued	11,000	11,000
Capital Distribution to Related Party in Connection Purchase of Strategic Investments	$ 51,000	51,000
Tracking stock prohibited transfer period	1 year
HSSC | Satellite and Tracking Stock Transaction
Related Party Transaction [Line Items]
Related Party Transactions Historical Cost of Tracking Stock	$ 87,000	$ 87,000
DISH Digital Holding LLC | EchoStar
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										10.00%